INTANGIBLE ASSETS - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)
INTANGIBLE ASSETS
At the beginning of the year	$ 22,249,482
At the End of the year	$ 22,275,852	$ 22,249,482
Weighted average cost of capital, measurement input [member]
INTANGIBLE ASSETS
Average cost of capital (WACC)	15
Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	$ 10,702,288
At the End of the year	9,963,514	10,702,288
Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	588,043
At the End of the year	588,043	588,043
Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	10,959,151
At the End of the year	11,724,295	10,959,151
Gross carrying amount
INTANGIBLE ASSETS
At the beginning of the year	34,124,505	27,870,493
Additions	5,686,409	6,288,154
Impairment	(738,774)
Disposals	(182,978)	(34,142)
At the End of the year	38,889,162	34,124,505
Gross carrying amount | Goodwill [member]
INTANGIBLE ASSETS
At the beginning of the year	10,702,288	10,702,288
Impairment	(738,774)
At the End of the year	9,963,514	10,702,288
Gross carrying amount | Brand [member]
INTANGIBLE ASSETS
At the beginning of the year	588,043	588,043
At the End of the year	588,043	588,043
Gross carrying amount | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	22,834,174	16,580,162
Additions	5,686,409	6,288,154
Disposals	(182,978)	(34,142)
At the End of the year	28,337,605	22,834,174
Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS
At the beginning of the year	(11,875,023)	(7,928,203)
Disposals	156,023	11,393
Of the year	(4,894,310)	(3,958,213)
At the End of the year	(16,613,310)	(11,875,023)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
INTANGIBLE ASSETS
At the beginning of the year	(11,875,023)	(7,928,203)
Disposals	156,023	11,393
Of the year	(4,894,310)	(3,958,213)
At the End of the year	$ (16,613,310)	$ (11,875,023)